Long- term investments	12 Months Ended
Dec. 31, 2019
Long- term investments
Long- term investments

7.    Long- term investments

As of December 31, 2018 and 2019, long-term investments include equity investments in privately held companies.

a)	Equity investments without readily determinable fair values

The Group carries these investments at cost less impairment as the Group does not have significant influence and the investments do not have a readily determinable fair value. As of December 31, 2019, the carrying value of equity investments at cost less impairment was RMB5.7 million.

b)	Equity investments accounted for using the equity method

On September 3, 2018, TuanChe Internet invested RMB4.0 million in cash for a 40% equity interest in Shanghai Three Drivers Culture Media Co., Limited ("STDC") that operates a car media business. TuanChe Internet applies the equity method of accounting to account for its equity investment in common stock of STDC, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2019, the carrying value of equity investment for using equity method was RMB2.2 million.

Impairment provision made for the years ended December 31, 2017 , 2018 and 2019 was nil,  nil and RMB1.0 million  respectively. For the year ended December 31, 2019, the Group made impairment provision of RMB1.0 million for one of its equity investments without readily determinable fair values.